Stockholders' Equity (Deficit) (Details Narrative) - USD ($)																																																																											1 Months Ended	9 Months Ended		12 Months Ended
	Aug. 24, 2017	Jul. 05, 2017	Jul. 02, 2017	Jun. 16, 2017	Apr. 18, 2017	Feb. 02, 2017	Jan. 26, 2017	Jan. 22, 2017	Nov. 03, 2016	Oct. 24, 2016	Oct. 14, 2016	Sep. 23, 2016	Sep. 22, 2016	Sep. 15, 2016	Sep. 02, 2016	Aug. 31, 2016	Aug. 24, 2016	Aug. 05, 2016	Jul. 20, 2016	Jul. 15, 2016	Jun. 15, 2016	Apr. 08, 2016	Mar. 31, 2016	Mar. 14, 2016	Mar. 02, 2016	Feb. 01, 2016	Jan. 21, 2016	Dec. 29, 2015	Dec. 29, 2015	Dec. 24, 2015	Dec. 03, 2015	Nov. 19, 2015	Oct. 26, 2015	Sep. 24, 2015	Aug. 24, 2015	Aug. 04, 2015	Jul. 30, 2015	Jul. 28, 2015	Jul. 21, 2015	Jun. 23, 2015	Jun. 18, 2015	Jun. 15, 2015	Jun. 11, 2015	Jun. 09, 2015	May 29, 2015	May 21, 2015	May 15, 2015	May 13, 2015	May 07, 2015	Apr. 29, 2015	Apr. 27, 2015	Apr. 16, 2015	Apr. 15, 2015	Apr. 14, 2015	Apr. 02, 2015	Apr. 01, 2015	Mar. 31, 2015	Mar. 23, 2015	Mar. 10, 2015	Feb. 24, 2015	Feb. 20, 2015	Feb. 10, 2015	Feb. 05, 2015	Feb. 02, 2015	Feb. 02, 2015	Jan. 27, 2015	Jan. 25, 2015	Jan. 06, 2015	Jan. 04, 2015	Jan. 02, 2015	Nov. 17, 2014	Aug. 26, 2014	Jun. 27, 2014	Jun. 02, 2014	May 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Promissory note payment																																																																															$ 6,482
Promissory note equal payments																											$ 80,000																																						$ 8,125						$ 8,125	$ 8,125	$ 8,125						32,500
Conversion of convertible shares				392,155	2,009,419																		2,500,000
Stock based compensation																																																																														$ 431,500	$ 460,191
Common stock, shares authorized																																																																												1,200,000,000		600,000,000	600,000,000
Common stock, shares issued																																																																												568,209,581		524,394,239	351,827,400
Common stock, shares outstanding																																																																												568,209,581		524,394,239	351,827,400
Sale of stock during period, shares																												2,700
Stock issued during period, shares		1,265,411	632,706
Proceeds from issuance of common stock																																																																												$ 1,333,000	$ 286,850	$ 298,850	$ 9,000
Debt conversion of shares value				$ 32,350	$ 40,000																		$ 3,500
Debt interest																							228
Fair value of common stock based on closing price																							8,000
Loss on debt extinguishment																							$ 4,272
Debt Principal amount periodic payment		$ 50,000	$ 25,000																						$ 30,000		75,500																																									$ 50,890	$ 75,000										2,500
Debt instrument interest payment		$ 616	$ 308																								$ 10,320																																									$ 1,229	$ 7,564										3,982
Shares of common stock, issued	5,005,435
Fair value of the common stock																																																																												$ (823,779)	$ (7,000)	$ (92,500)	$ (211,591)
Green Leaf Farms Holdings, Inc [Member]
Loss on debt extinguishment																																																																											$ 14,000
First Tangiers Note [Member]
Conversion of convertible shares																														3,660,000				6,410,256						5,641,026		2,976,191					1,727,116				2,336,449
Debt conversion of shares value																														$ 3,513				$ 10,000						$ 11,000		$ 7,500					$ 10,000				$ 15,000
Proceeds from issuance of debt
First WHC Note [Member]
Conversion of convertible shares																																			7,000,000			6,666,667			4,383,562													1,975,309	1,975,309			1,777,778		2,068,966				1,133,914		1,190,477
Debt conversion of shares value																																			$ 7,000			$ 10,000			$ 10,000													$ 10,000	$ 10,000			$ 10,000		$ 18,000				$ 9,536		$ 10,000
Proceeds from issuance of debt
Debt Principal amount periodic payment																																																																6,000
Debt instrument interest payment																																																																$ 3,536
First Collier Note [Member]
Conversion of convertible shares																																				20,000,000
Debt conversion of shares value																																				$ 40,600
Second Group 10 Note [Member]
Conversion of convertible shares																																					7,194,245
Debt conversion of shares value																																					$ 10,000
Proceeds from issuance of debt
First Typenex Note [Member]
Conversion of convertible shares																																											5,684,421							2,360,140						2,428,058			1,861,042		1,463,557		1,479,290
Debt conversion of shares value																																											$ 15,121							$ 13,500						$ 13,500			$ 15,000		$ 15,000		$ 15,000
Proceeds from issuance of debt
Debt Principal amount periodic payment																																											6,000
Debt instrument interest payment																																											$ 9,121
Shares of common stock, issued																																																		656,735
Fair value of the common stock																																																		$ 10,508
First KBM Note [Member]
Conversion of convertible shares																																												11,269,231	5,882,353	3,191,489		2,500,000	2,112,676
Debt conversion of shares value																																												$ 29,300	$ 20,000	$ 15,000		$ 15,000	$ 15,000
Proceeds from issuance of debt
First Vista Note [Member]
Conversion of convertible shares																																																				2,750,000							2,000,000			1,000,000
Debt conversion of shares value																																																				$ 14,479							$ 10,000			$ 9,685
Proceeds from issuance of debt
First Group 10 Note [Member]
Conversion of convertible shares																																																																						1,415,571
Debt conversion of shares value																																																																						$ 14,000
Proceeds from issuance of debt
Fourth Vista Note [Member]
Conversion of convertible shares									12,182,508
Debt conversion of shares value									$ 86,709
Debt extinguishment									$ 92,110
WHC Notes [Member]
Conversion of convertible shares										1,461,187
Debt conversion of shares value										$ 10,000
Debt extinguishment
First WHC Note [Member]
Conversion of convertible shares												7,238,041					5,000,000							7,812,500
Debt conversion of shares value												$ 16,512					$ 7,800							$ 10,000
First Collier Note [Member]
Conversion of convertible shares													13,813,364				10,000,000				5,000,000
Debt conversion of shares value													$ 29,975				$ 18,900				$ 9,100
First Tangiers Note [Member]
Conversion of convertible shares																4,667,667			4,995,098	969,696		2,777,778
Debt conversion of shares value																$ 7,000			$ 10,190	$ 2,000		$ 5,000
Warrant [Member] | First SCP Note [Member]
Stock issued during period, shares																		9,000,000
Proceeds from issuance of common stock																		$ 45,000
Accredited Investor [Member]
Sale of stock during period, shares											1,500,000			16,750,000											14,000,000	15,000,000
Common stock in exchange for proceeds											$ 12,000			$ 117,250											$ 61,600	$ 63,000
Landlord [Member]
Stock issued during period, shares						100,000
Shares of common stock, issued											1,000,000
Fair value of the common stock											$ 11,400
Professional Services to a Consultant [Member]
Shares of common stock, issued											1,250,000
Fair value of the common stock											$ 14,250
Cultivation Services to an Independent Contractor [Member]
Shares of common stock, issued											750,000
Fair value of the common stock											$ 8,550
Construction Services to a Contractor [Member]
Shares of common stock, issued											500,000
Fair value of the common stock											$ 5,700
Cultivation Services to an Independent Contractor One [Member]
Shares of common stock, issued											500,000
Fair value of the common stock											$ 5,700
Production Services to an Independent Contractor [Member]
Shares of common stock, issued											500,000
Fair value of the common stock											$ 5,700
Website Development Services to an Independent Contractor [Member]
Shares of common stock, issued											500,000
Fair value of the common stock											$ 5,700
Vendor [Member]
Shares of common stock, issued											2,500,000
Fair value of the common stock											$ 28,500
Payment to vendor											$ 20,000
CEO[Member]
Shares of common stock, issued															20,400,000
Fair value of the common stock															$ 102,000
Three Directors [Member]
Shares of common stock, issued								2,000,000							3,000,000
Fair value of the common stock								$ 34,600							$ 45,000
JS Barkats, PLLC [Member]
Shares of common stock, issued																				2,000,000
Fair value of the common stock																				$ 7,000
CEO [Member]
Stock issued during period, shares							14,000,000
Shares of common stock, issued								2,000,000																																																											1,500,000
Fair value of the common stock								$ 34,600																																																											$ 24,600
CEO [Member] | Warrant [Member]
Stock issued during period, shares							14,000,000
Preferred Stock [Member]
Preferred stock, shares authorized																																																																												50,000,000		50,000,000
Preferred stock, remaining undesignated																																																																												36,000,000		36,000,000
Series A Preferred Stock [Member]
Preferred stock, shares authorized																																																																												2,000,000		2,000,000	2,000,000
Preferred stock, shares issued																																																																												2,000,000		2,000,000	2,000,000
Preferred stock, shares outstanding																																																																												2,000,000		2,000,000	2,000,000
Preferred stock description																																																																												The Series A shares carry 25:1 preferential voting rights, and are convertible into shares of common stock on a 1:1 basis.		The Series A shares carry 25:1 preferential voting rights, and are convertible into shares of common stock on a 1:1 basis.
Series C Preferred Stock [Member]
Preferred stock, shares authorized																																																																												12,000,000		12,000,000	12,000,000
Preferred stock, shares issued																																																																												12,000,000		12,000,000	5,750,000
Preferred stock, shares outstanding																																																																												12,000,000		12,000,000	5,750,000
Preferred stock description																																																																												The Series C shares carry 50:1 preferential voting rights, and are convertible into shares of common stock on a 1:1 basis.		The Series C shares carry 50:1 preferential voting rights, and are convertible into shares of common stock on a 1:1 basis.
Series C Preferred Stock [Member] | Mark Bradley [Member]
Preferred stock, shares issued																																							5,750,000
Number of preferred stock shares issued for unpaid compensation																									6,250,000
Number of preferred stock issued for unpaid compensation																									$ 18,750
Fair value of shares issued in lieu of unpaid compensation																									192,000
Stock based compensation																									$ 173,250
Unpaid compensation																																							$ 17,250
Fair value based on independent valuation grant																																							164,000
Compensation expense																																							$ 146,750
Series C Preferred Stock [Member] | CEO [Member]
Number of preferred stock shares issued for unpaid compensation																																							5,750,000
Number of preferred stock issued for unpaid compensation																																							$ 17,250
Fair value of shares issued in lieu of unpaid compensation																																							164,000
Stock based compensation																																							$ 146,750
Series B Preferred Stock [Member]
Promissory note outstanding																																																																										$ 35,000
Promissory note payment																																																																										32,500
Conversion of convertible shares																																																									4,349,339
Series B Preferred Stock [Member] | June 27, 2014 [Member]
Promissory note equal payments																																																																										8,125
Series B Preferred Stock [Member] | August 26, 2014 [Member]
Promissory note equal payments																																																																										8,125
Series B Preferred Stock [Member] | November 17, 2014 [Member]
Promissory note equal payments																																																																										8,125
Series B Preferred Stock [Member] | February 2, 2015 [Member]
Promissory note equal payments																																																																										$ 8,125
Common Stock [Member]
Conversion of convertible shares																																																									4,349,339
Common stock, shares authorized																																																																												1,200,000,000		1,200,000,000
Common stock, shares issued																																																																												575,967,698		547,394,239
Common stock, shares outstanding																																																																												575,967,698		547,394,239
Number of shares reserved																																																																												112,394,837		54,831,889
Sale of stock during period, shares																															7,500,000	2,800,000
Common stock in exchange for proceeds																															$ 6,000	$ 3,000
Common Stock [Member] | CEO [Member]
Stock issued during period, shares							14,000,000
Shares of common stock, issued																																																																			1,500,000
Fair value of the common stock																																																																			$ 24,600
Common Stock [Member] | President of Programming [Member]
Shares of common stock, issued																																																																			1,500,000
Fair value of the common stock																																																																			$ 24,600
Common Stock [Member] | Directors [Member]
Shares of common stock, issued																																																																			1,500,000
Fair value of the common stock																																																																			$ 24,600
Restricted Common Stock [Member] | Director Services [Member]
Shares of common stock, issued																												3,000,000	3,000,000
Fair value of the common stock																												$ 5,400	$ 5,400
Restricted Common Stock [Member] | Website Development Services [Member]
Shares of common stock, issued																												3,000,000
Fair value of the common stock																												$ 5,400
Restricted Common Stock [Member] | Consulting Services [Member]
Shares of common stock, issued																												3,000,000
Fair value of the common stock																												$ 5,400
Restricted Common Stock [Member] | Video Production Services [Member]
Shares of common stock, issued																												1,500,000																									1,500,000
Fair value of the common stock																												$ 2,700																									$ 18,000
Restricted Common Stock [Member] | Legal Services [Member]
Shares of common stock, issued																												500,000
Fair value of the common stock																												$ 900
Restricted Common Stock [Member] | Professional Services [Member]
Conversion of convertible shares																																																		656,735
Debt conversion of shares value																																																		$ 10,508
Shares of common stock, issued																																	2,500,000																				500,000														500,000
Fair value of the common stock																																	$ 6,000																				$ 6,000														$ 8,200
Restricted Common Stock [Member] | Platform Development Services [Member]
Shares of common stock, issued																																																					500,000														500,000
Fair value of the common stock																																																					$ 6,000														$ 8,200
Restricted Common Stock [Member] | Restricted Common Stock [Member]
Shares of common stock, issued																																																																			1,600,000
Fair value of the common stock																																																																			$ 26,240
S-8 Common Stock [Member] | Professional Services [Member]
Shares of common stock, issued																																																					600,000
Fair value of the common stock																																																					$ 7,200
S-8 Common Stock [Member] | Professional Services [Member]
Shares of common stock, issued																																																																			500,000
Fair value of the common stock																																																																			$ 8,200
S-8 Common Stock One [Member] | Professional Services [Member]
Shares of common stock, issued																																																					500,000
Fair value of the common stock																																																					$ 6,000
S-8 Common Stock One [Member] | Professional Services [Member]
Shares of common stock, issued																																																																			500,000
Fair value of the common stock																																																																			$ 8,200
S-8 Common Stock Two [Member] | Professional Services [Member]
Shares of common stock, issued																																																					500,000
Fair value of the common stock																																																					$ 6,000
Restricted Common Stock One [Member] | Professional Services [Member]
Shares of common stock, issued																																																																			500,000
Fair value of the common stock																																																																			$ 8,200
Restricted Common Stock Two [Member] | Professional Services [Member]
Shares of common stock, issued																																																																			500,000
Fair value of the common stock																																																																			$ 8,200
Restricted Common Stock Three [Member] | Professional Services [Member]
Shares of common stock, issued																																																																			500,000
Fair value of the common stock																																																																			$ 8,200